Borrowings - Schedule of cash flows arising from financing activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Changes that represent cash flows -
Long term debt	$ 1,520,000	$ 1,712,207	$ 104,500
Bond emission costs	(18,931)
Changes that do not represent cash flows -
Interest expense	75,818	80,253	85,429
Long-term debt [Member]
Borrowings (Details) - Schedule of cash flows arising from financing activities [Line Items]
Balance	583,639	666,806	620,164
Changes that represent cash flows -
Loans obtained	1,520,000	1,712,207	104,500
Restricted cash	42,915	(42,915)	22,940
Payments	(646,716)	(1,757,112)	(82,996)
Bond issuance costs	(18,931)
Changes that do not represent cash flows -
Control obtained over subsidiaries	177
Amortization of commissions and debt issuance costs	1,192	4,653	2,198
Balance	1,482,276	583,639	666,806
Interest payable [Member]
Borrowings (Details) - Schedule of cash flows arising from financing activities [Line Items]
Balance	3,323	10,907	11,227
Changes that represent cash flows -
Payments	(49,123)	(121,297)	(95,033)
Changes that do not represent cash flows -
Interest expense	73,909	80,253	85,429
Borrowing costs capitalized in PP&E		33,460	9,284
Balance	28,109	3,323	10,907
Derivative financial instruments [Member]
Borrowings (Details) - Schedule of cash flows arising from financing activities [Line Items]
Balance	320,294	32,309	16,629
Changes that represent cash flows -
Payments	(18,172)
Changes that do not represent cash flows -
Valuation effects of derivative financial instruments	(330,315)	287,985	15,680
Balance	$ (28,193)	$ 320,294	$ 32,309